Deferred Tax - Disclosure of Deferred Taxes Calculated on Temporary Differences (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Intangible assets	$ 6,366	$ 6,481
Business combinations	(3,796)
Trading losses and other allowances	460	547
Net deferred tax assets	$ 3,030	$ 7,028